RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	12 Months Ended
Feb. 28, 2014
Waterford [Member]
Proceeds from issuance of related party debt	$ 336,075
Shares issued following conversion of debt	309,595
Consulting [Member]
Consulting fees	110,000
Stock options issued	165,000
Stock option price per share	$ 0.68
Consulting 2 [Member]
Consulting fees	$ 72,000
Stock options issued	100,000
Stock option price per share	$ 3.25